Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
The following table presents long-term debt at December 31, 2025 and 2024 net of unamortized discounts, debt issuance costs, and the impact of hedge accounting (refer to "Part II - Item 8. Financial Statements and Supplementary Data - Note 13 - Derivative Instruments" of this Report for additional information).

(dollars in thousands)	2025	2024
Parent Company:
6.168% Fixed Rate/Floating Rate Senior Notes issued November 1, 2024, due November 1, 2030, subject to redemption prior to November 1, 2029: $500.0 million par value at issuance with semi-annual interest payments at 6.168% for the first five years and quarterly payments thereafter at compounded SOFR plus 2.347%	$503,615	$490,415
5.90% Fixed-to-Fixed Rate Subordinated Notes issued February 7, 2019, due February 7, 2029, subject to redemption prior to February 7, 2029: $300.0 million par value at issuance with semi-annual interest payments at 5.90% for the first five years and semi-annual payments thereafter at a fixed rate of 3.379% above the 5-Year Mid-Swap Rate as of the reset date	203,440	199,621
5.200% Senior Notes issued August 11, 2022, due August 11, 2025, subject to redemption on or after February 11, 2023, $350.0 million par value at issuance with semi-annual interest payments in arrears and principal to be paid at maturity	—	346,914
SOFR + spread of 2.06% junior subordinated debentures, due June 15, 2035, $10.0 million par value at issuance with quarterly interest payments and principal to be paid at maturity (rate of 5.78% at December 31, 2025 and 6.42% at December 31, 2024)	10,000	10,000
Total long-term debt — Parent Company	$717,055	$1,046,950
Synovus Bank:
5.625% Senior Bank Notes issued February 15, 2023, due February 15, 2028, subject to redemption on or after August 15, 2023, $500.0 million par value at issuance with semi-annual interest payments in arrears and principal to be paid at maturity	$493,466	$490,283
4.00% Fixed-to-Fixed Rate Subordinated Bank Notes issued October 29, 2020, due October 29, 2030, $200.0 million par value at issuance with semi-annual interest payments at 4.00% for the first five years and semi-annual payments thereafter at a fixed rate of 3.625% above the 5-Year U.S. Treasury Rate	—	195,876
5.957% Fixed-to-Fixed Rate Subordinated Bank Notes issued December 9, 2025, due January 15, 2036, $500.0 million par value at issuance with semi-annual interest payments at 5.957% for the first five years and semi-annual payments thereafter at a fixed rate of 2.300% above the 5-Year U.S. Treasury Rate	495,921	—
FHLB advances with weighted average interest rate of 3.88% at December 31, 2025	750,000	—
Total long-term debt — Synovus Bank	1,739,387	686,159
Total long-term debt	$2,456,442	$1,733,109

Schedule of Contractual Annual Principal Payments on Long-Term Debt
Contractual annual principal payments on long-term debt for the next five years and thereafter are shown in the following table. These maturities are based upon the par value at December 31, 2025 of the long-term debt.

(in thousands)	Parent Company	Synovus Bank	Total
2026	$—	$—	$—
2027	—	750,000	750,000
2028	—	500,000	500,000
2029	202,967	—	202,967
2030	500,000	—	500,000
Thereafter	10,000	500,000	510,000
Total	$712,967	$1,750,000	$2,462,967